Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Disclosure of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2015	2016	2017
Current income tax expense	737	1,283	1,262
Deferred tax benefits	(1,292)	(1,061)	(714)

Income tax (benefit)/expense	(555)	222	548

Disclosure of Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017
Deferred tax assets
Tax losses carried forward	6,838	7,573
Share-based payments	682	850
Less: Valuation allowance (Note (a))	(6,838)	(7,573)

	682	850

Deferred tax liabilities
Acquired intangible assets	(3,677)	(2,638)
Outside basis difference (Note (b))	—	(486)
Others	(28)	(35)

	(3,705)	(3,159)

Note:

(a)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

(b)	The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiary.

Disclosure of Movement of Valuation Allowance

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2016	2017
Beginning balance	5,804	6,838
Additions	1,034	735

Ending balance	6,838	7,573

Disclosure of Operating Tax Loss Carry Forwards Expiring Years

As of December 31, 2016 and 2017, the Group had tax loss carryforwards of approximately US$28,201 and US$31,745, respectively, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

	As of December 31,
	2016	2017
2017	1,993	—
2018	1,630	1,717
2019	1,709	1,542
2020	12,344	7,235
2021	8,025	8,226
2022	—	8,751
Tax loss with no expiry	2,500	4,274

	28,201	31,745

Disclosure of Reconciliation Between Expense of Income Taxes

Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2015	2016	2017
Tax benefit calculated at Hong Kong statutory tax rate (Note i)	(6,553)	(4,509)	(3,972)
Effect of differences between Hong Kong statutory tax rate and foreign effective tax rates	(527)	213	(1,172)
Non-taxable other income	(448)	(738)	(275)
Non-deductible expenses	4,684	4,208	4,861
Valuation allowance	2,342	1,034	735
Outside basis difference	—	—	486
Others	(53)	14	(115)

Income tax (benefit)/expense	(555)	222	548

Note:

(i)	The Group’s major operation, prior to the acquisition of OptAim, was conducted out of Hong Kong. Accordingly, the Group prepared its tax rate reconciliation starting with the Hong Kong statutory tax rate.